Financial Risk Management (Details) - Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities - MYR (RM)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	RM 13,901,509	RM 12,152,339
Lease liabilities	2,488,437	3,877,562
Total	16,389,946	16,029,901
On demand or within 1 year [Member]
Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	12,164,409	10,197,354
Lease liabilities	1,334,650	1,389,125
Total	13,499,059	11,586,479
Within 2 to 5 years [Member]
Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	1,737,100	1,954,985
Lease liabilities	1,153,787	2,488,437
Total	RM 2,890,887	RM 4,443,422